Exhibit 99.1

John Deere Owner Trust 2006
Statement to Noteholders

$183,500,000   Class A-1 5.36417% Asset Backed Notes due July 13, 2007
$123,000,000   Class A-2 5.41% Asset Backed Notes due November 17, 2008
$272,000,000   Class A-3 5.38% Asset Backed Notes due July 15, 2010
$211,970,000   Class A-4 5.39% Asset Backed Notes due June 17, 2013
    $12,040,248  Asset Backed Certificates

Payment Date:	17-Jul-06

(1) Before giving effect to distributions on this Payment Date:

(a) (i) outstanding principal amount of Class A-1 Notes:	$183,500,000.00
(ii) A-1 Note Pool Factor:	1.0000000

(b) (i) outstanding principal amount of Class A-2 Notes:	$123,000,000.00
(ii) A-2 Note Pool Factor:	1.0000000

(c) (i) outstanding principal amount of Class A-3 Notes:	$272,000,000.00
(ii) A-3 Note Pool Factor:	1.0000000

(d) (i) outstanding principal amount of Class A-4 Notes:	$211,970,000.00
(ii) A-4 Note Pool Factor:	1.0000000

(e) (i) Certificate Balance	$12,040,248.00
(ii) Certificate Pool Factor:	1.0000000

(2) Amount of principal being paid on the Notes:

(a) Class A-1 Notes:	$13,209,885.59
per $1,000 original principal amount:	$71.99

(b) Class A-2 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(c) Class A-3 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(d) Class A-4 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(e) Total	$13,209,885.59

(3) (a) Amount of interest being paid on Notes:

(i) Class A-1 Notes:	$738,243.90
per $1,000 original principal amount:	$4.02

(ii) Class A-2 Notes:	$462,104.17
per $1,000 original principal amount:	$3.76

(iii) Class A-3 Notes:	$1,016,222.22
per $1,000 original principal amount:	$3.74

(iv) Class A-4 Notes:	$793,415.49
per $1,000 original principal amount:	$3.74

(v) Total	$3,009,985.78

(4) (a) Pool Balance (excluding accrued interest)
(i) at beginning of related Collection Period:	$800,383,151.40
(ii) at end of related Collection Period:	$784,916,424.93

(b) Note Value
(i) at beginning of related Collection Period:	$802,510,248.30
(ii) at end of related Collection Period:	$789,300,362.71

(c) Pool Face Amount
(i) at beginning of related Collection Period:	$955,483,717.00
(ii) at end of related Collection Period:	$935,925,687.31

(5) After giving effect to distributions on this Payment Date:

(a) (i) outstanding principal amount of Class A-1 Notes:	$170,290,114.41
(ii) A-1 Note Pool Factor:	0.9280115

(b) (i) outstanding principal amount of Class A-2 Notes:	$123,000,000.00
(ii) A-2 Note Pool Factor:	1.0000000

(c) (i) outstanding principal amount of Class A-3 Notes:	$272,000,000.00
(ii) A-3 Note Pool Factor:	1.0000000

(d) (i) outstanding principal amount of Class A-4 Notes:	$211,970,000.00
(ii) A-4 Note Pool Factor:	1.0000000

(e) (i) Certificate Balance	$12,040,248.00
(ii) Certificate Pool Factor:	1.0000000

(6) Amount of Servicing Fee:	$666,985.96
per $1,000 original principal amount:	$0.83
(a) Amount of Servicing Fee earned:	$666,985.96
(b) Amount of Servicing Fee paid:	$30,038.70
(c) Amount of Servicing Fee Shortfall:	$636,947.26

(7) Amount of Administration Fee:	$100.00

(8) Aggregate Purchase Amounts for Collection Period:	$0.00

(9) (i) Amount in Reserve Account:	$12,037,654.00*
(ii) Specified Reserve Account Balance:	12,037,654.00

(10) (i) Scheduled Payments of Receivables 60 days or more past due:	$24,749.00
(ii) Scheduled Payments of Receivables 60 days or more past due as a percent of the Pool Balance:	0.00%

(11) (i) Face Amount of Receivables 60 days or more past due:	$226,043.00
(ii) Face Amount of Receivables 60 days or more past due as a % of the Pool Face Amount:	0.02%
(iii) Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.03%
(iv) Rolling three month 60 days or more past due as a % of Pool Balance (Average Delinquency Ratio):	0.03%

(12) (i) Aggregate amount of net losses for the collection period	$0.00
(ii) cumulative amount of net losses:	$0.00
(iii) Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio)	0.00%

(13) If the payment Date is in June 2008 or December 2008:
(i) Average Delinquency Ratio Test is met:	NA
(ii) Cumulative Net Loss Ratio Test is met:	NA
(iii) Specified Reserve Reduction Trigger is met:	NA
(iv) Reserve Account reduction as a result of Specified Reserve Reduction Trigger:	NA

* After giving effect to a recalculation of the amount on deposit in the reserve account to reflect the calculation of July 2006 interest distribution to noteholders. The actual balance in the reserve account on 17 July was $11,885,953.35.